Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$448,378.87

Principal:
Principal Collections	$7,934,594.41
Prepayments in Full	$2,935,248.74
Liquidation Proceeds	$96,302.22
Recoveries	$44,807.02
Sub Total	$11,010,952.39
Collections	$11,459,331.26

Purchase Amounts:
Purchase Amounts Related to Principal	$101,946.44
Purchase Amounts Related to Interest	$863.05
Sub Total	$102,809.49

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,562,140.75

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,562,140.75
Servicing Fee	$101,110.30	$101,110.30	$0.00	$0.00	$11,461,030.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,461,030.45
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,461,030.45
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,461,030.45
Interest - Class A-4 Notes	$27,313.75	$27,313.75	$0.00	$0.00	$11,433,716.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,433,716.70
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$11,378,444.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,378,444.70
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$11,336,552.03
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,336,552.03
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$11,281,718.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,281,718.70
Regular Principal Payment	$10,883,053.39	$10,883,053.39	$0.00	$0.00	$398,665.31
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$398,665.31
Residual Released to Depositor	$0.00	$398,665.31	$0.00	$0.00	$0.00
Total		$11,562,140.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,883,053.39
Total					$10,883,053.39
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,883,053.39	$107.83	$27,313.75	$0.27	$10,910,367.14	$108.10
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$10,883,053.39	$8.11	$179,311.75	$0.13	$11,062,365.14	$8.24

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$26,221,202.69	0.2597959	$15,338,149.30	0.1519682
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$118,341,202.69	0.0881663	$107,458,149.30	0.0800582

Pool Information
Weighted Average APR	4.440%	4.474%
Weighted Average Remaining Term	19.58	18.95
Number of Receivables Outstanding	16,165	15,347
Pool Balance	$121,332,354.51	$110,110,085.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$118,341,202.69	$107,458,149.30
Pool Factor	0.0889544	0.0807269

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$2,651,935.73
Targeted Overcollateralization Amount	$2,651,935.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,651,935.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		102	$154,177.67
(Recoveries)		125	$44,807.02
Net Loss for Current Collection Period			$109,370.65
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0817%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.1036%
Second Preceding Collection Period			0.7155%
Preceding Collection Period			1.2513%
Current Collection Period			1.1341%
Four Month Average (Current and Preceding Three Collection Periods)			1.0511%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,833	$9,418,956.60
(Cumulative Recoveries)			$1,952,408.17
Cumulative Net Loss for All Collection Periods			$7,466,548.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5474%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,948.88
Average Net Loss for Receivables that have experienced a Realized Loss			$1,544.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.64%	281	$2,904,104.44
61-90 Days Delinquent	0.26%	20	$282,902.92
91-120 Days Delinquent	0.08%	7	$87,046.65
Over 120 Days Delinquent	0.65%	44	$712,857.46
Total Delinquent Receivables	3.62%	352	$3,986,911.47

Repossession Inventory:
Repossessed in the Current Collection Period		7	$86,835.12
Total Repossessed Inventory		13	$218,173.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5303%
Preceding Collection Period			0.5258%
Current Collection Period			0.4626%
Three Month Average			0.5062%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer